Earnings per share (Details Narrative) - shares	12 Months Ended
	Sep. 30, 2016	Sep. 30, 2015	Jan. 30, 2015
Earnings Per Share [Abstract]
Shares of common stock	3,289,353	3,272,804	3,242,524
Anti-dilutive shares	80,669	19,218